FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Impact on profit or loss before tax (Details) - Foreign Currency Risk - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Credit-risk rating
Percentage of reasonable increase	10.00%	10.00%
Percentage of reasonable decrease	(10.00%)	(10.00%)
CNY/EUR
Credit-risk rating
Impact on profit or loss before tax due to reasonable increase in material currency pair	€ 1,773	€ 867
Impact on profit or loss before tax due to reasonable decrease in material currency pair	(2,167)	(1,059)
USD/EUR
Credit-risk rating
Impact on profit or loss before tax due to reasonable increase in material currency pair	5,468	(315)
Impact on profit or loss before tax due to reasonable decrease in material currency pair	€ (6,683)	€ 384